Short-Term Debt and Long-Term Liabilities	12 Months Ended
Dec. 31, 2025
Short-Term Debt and Long-Term Liabilities [Abstract]
SHORT-TERM DEBT AND LONG-TERM LIABILITIES

4. SHORT-TERM DEBT AND LONG-TERM LIABILITIES

Short-Term Debt

Loans Payable

The loans payable represents demand loans made by former officers and directors, who are third parties and stockholders, whose holdings were insignificant, at December 31, 2025 and 2024, in the amount of $138,000. The loans which bear interest at 10% per annum, and are payable on demand. Accrued interest on these loans at December 31, 2025 and 2024 was approximately $337,000 and $324,000, respectively.

Funding Liabilities

The following table shows the Company’s funding liabilities to QF3and QPRC Finance at December 31, 2025 and 2024:

	December 31,
	2025	2024
Funding liability – QF3	$7,634,381	$7,634,381
Funding liability – QPRC Finance	14,629,135	-
Funding liabilities	$22,263,516	$7,634,381

Funding Liabilities - QF3

The QF3 funding liabilities at December 31, 2025 and 2024 of $7,634,381, respectively, represents the principal amount of the Company’s obligations to QF3 pursuant to a purchase agreement (“QF3 Purchase Agreement”) dated March 12, 2023 between the Company and QF3, as described below. As of December 31, 2025, the Company has made no repayments on this funding liability. The obligation to QF3 has no repayment term since the payment is due from net proceeds generated from the monetization of the Company’s intellectual property and has been classified as a current liability as of December 31, 2025 and 2024. Accrued interest related to this funding liability as of December 31, 2025 and 2024, was approximately $1,545,000 and $865,000, respectively.

On March 12, 2023, the Company and HID, entered into a series of agreements, all dated March 12, 2023, with QF3, a non-affiliated party, including a prepaid forward purchase agreement (the “Purchase Agreement QF3”), a security agreement (the “QF3 Security Agreement”), a patent security agreement (the “QF3 Patent Security Agreement” together with the QF3 Security Agreement, the QF3 Patent Security Agreement, and the QF3 Purchase Agreement, the “QF3 Investment Documents”):

(i)	Pursuant to the QF3 Purchase Agreement, QF3 agreed to make available to the Company a financing facility of: (a) up to $4,334,000 for operating expenses, of which the Company has requested and received $4,334,000 as of December 31, 2025; (b) $3,300,000 to fund the cash payment portion of the purchase of a patent portfolio from Tower Semiconductor Ltd. (“Tower”); and (c) up to an additional $25,000,000 for the acquisition of mutually agreed patent rights that the Company intends to monetize, of which no amounts have been requested or received as of December 31, 2025. In return, the Company transferred to QF3 a right to receive a portion of net proceeds generated from the monetization of those patents.

(ii)	On March 17, 2023, the Company used $3,300,000 of proceeds from the QF3 financing as the cash payment portion of the purchase of a seven-patent portfolio from Tower (the “HID Portfolio”).

(iii)	Pursuant to the QF3 Security Agreement and QF3 Patent Security Agreement, payment of the Company’s obligations under the QF3 Purchase Agreement with QF3 are secured by (a) the value of anything received from the monetization of the intellectual property rights covered by the Security Agreement; (b) the patents (as defined in the Security Agreement); (c) all general intangibles now or hereafter arising from or related to the foregoing (a) and (b); and (d) proceeds (including, without limitation, cash proceeds and insurance proceeds) and products of the foregoing (a)-(c).

In connection with the agreements with QF3, the Company, HID and the Subsidiary Guarantors entered into an intercreditor agreement with QF3 and Intelligent Partners which sets forth the priority of QF3 in the collateral under the Investment Documents.

Funding Liabilities – QPRC Finance

On April 11, 2025, the Company and its newly-formed wholly-owned subsidiary, MR Licensing LLC, a Texas limited liability company (“MR”), entered into a series of agreements, all dated April 11, 2025, with QPRC Corporate Finance Alpha LLC and QPRC Corporate Finance Bravo LLC, both of which are not affiliated with the Company and who are collectively referred to as “QPRC Finance.” The agreements are (i) a prepaid forward purchase agreement (the “QPRC Finance Purchase Agreement”), (ii) a security agreement (the “QPRC Finance Security Agreement”), (iii) a patent security agreement (the “QPRC Finance Patent Security Agreement”), (iv) an intercreditor agreement and subordination agreement (the “Subordination Agreement”) among the Company, MR, other subsidiaries of the Company and Intelligent Partners, (v) an irrevocable letter of instructions to Fabricant LLP, the law firm that is to represent MR in the litigation relating to the monetization of the patents to be purchased with the proceeds of the financing from QPRC Finance (the “Law Firm”) as to the disposition of any funds generated from the proceeds of the financing, (the “Letter of Instructions”), (vi) a waterfall agreement among the Company, MR, QPRC Finance and the Law Firm as to allocation of proceeds of such monetization (the “Waterfall Agreement” and, together with the QPRC Finance Purchase Agreement, the QPRC Finance Security Agreement, the QPRC Finance Patent Security Agreement, the Subordination Agreement and the Letter of Instructions, the “QPRC Finance Investment Documents”). On April 17, 2025, Intelligent Partners executed the Subordination Agreement.

Pursuant to the Purchase Agreement, QPRC Finance agreed to make available to the Company a financing facility of: (a) up to $3,000,000 for operating expenses of which approximately $1,500,000 has been provided as of December 31, 2025; (b) up to $9,000,000 to fund the purchase by MR of certain patent assets from Monterey Research LLC (“Monterey”) pursuant to the agreement between MR and Monterey (the “Monterey Agreement”) and (c) up to $7,500,000 for patent enforcement costs, including legal fees subject to budget limitations to be agreed upon, of which approximately $4,054,000 was drawn down during the year ended December 31, 2025. In return, the Company transferred to QPRC Finance the right to receive a portion of net proceeds generated from the monetization of those patents.

On April 18, 2025, MR took down $9,000,000 of proceeds from the QPRC Finance financing to purchase the patent portfolio from Monterey, which consisted of more than 2,500 United States patents, foreign patents and patent applications, pursuant to the Monterey Agreement. These patents relate to data storage device security and semiconductor circuitry. The payment was made directly from QPRC Finance to Monterey in accordance with instructions from the Company and MR. The Monterey Agreement provides that after MR has received an amount equal to 200% of the sum of the purchase price plus other money deployed to the monetization of the assigned patents, the next $7,000,000 is paid to Monterey and thereafter Monterey is to receive 20% of net licensing revenues.

Pursuant to the Purchase Agreement, the Company and MR transferred to QPRC Finance the right to receive a portion of net proceeds generated from the monetization of those patents covered by the Security Agreement, during which time the Company and MR do not receive any portion of the net proceeds. The Waterfall Agreement sets forth the details of the order of payment. Pursuant to the Waterfall Agreement, (i) 100% of the net proceeds is paid to QPRC Finance until QPRC Finance has received its initial recovery amount; (ii) 90% of the net proceeds are distributed to QPRC Finance and 10% to the Company and MR until QPRC Finance has received an amount determined pursuant to the Purchase Agreement, and (iii) any net proceeds remaining after the foregoing distributions are paid to the Company and MR and the Law Firm in accordance with the Waterfall Agreement, in view of the plan to pay the Law Firm pursuant to a budget from the distribution allocated to patent enforcement costs. Any contingent payments due Monterey in addition to the $9,000,000 paid from the initial distribution from QPRC Finance shall be paid from the funds paid to the Company and MR pursuant to the Waterfall Agreement. Except in an Event of Default, as defined therein, all payment obligations by the Company and MR to QPRC Finance pursuant to the Purchase Agreement are non-recourse and shall be paid only from net proceeds from monetization, if any, of the patent rights owned or acquired by the Company or MR utilizing the QPRC Finance facility.

Loan Payable Related Party

The loan payable – related party at December 31, 2025 and 2024 represents the current amount of a non-interest bearing total monetization proceeds obligation (the “TMPO”) due to Intelligent Partners of $2,769,500 at December 31, 2025 and 2024, pursuant to an original agreement dated February 22, 2021. The Restructure Agreement provided for the payment to Intelligent Partners of $1,750,000 from the proceeds from the Company’s agreements with QFL. As part of the restructure of the Company’s agreements with Intelligent Partners, the Company amended the existing MPAs and granted Intelligent Partners certain rights in the monetization proceeds from any new intellectual property the Company acquires, as described above. Under these MPAs, Intelligent Partners participates in the monetization proceeds the Company receives with respect to new patents after QFL and QF3 have received a negotiated rate of return.

Because of the beneficial ownership percentage of its principals, Intelligent Partners is treated as a related party.

Long-Term Liabilities

Loan Payable – SBA

The loans payable – SBA balance at December 31, 2025 and 2024 of $150,000 represents the total amount due under a secured Economic Injury Disaster Loan from the U.S. Small Business Association (“SBA”) in the aggregate amount of $150,000, pursuant to Section 7(b) of the Small Business Act as part of the COVID-19 relief effort. The Company’s obligations on the loan are set forth in the Company’s note dated May 14, 2020 which matures on May 14, 2050 and bears interest at a rate of 3.75% per annum, payable monthly commencing on November 14, 2022. The Note may be prepaid by the Company at any time prior to maturity with no prepayment penalties. As of December 31, 2025, the Company had not made any principal payments on the loan payable. During the year ended December 31, 2025, the Company incurred $5,625 of interest expense and has accrued interest of approximately $4,700 at December 31, 2025.

Purchase Price of Patents

The purchase price of patents balance at December 31, 2025 and 2024 of $53,665 represents:

The non-current portion of our obligations under the unsecured non-recourse funding agreement with a third-party funder entered into in May 2020 whereby the third-party agreed to provide acquisition funding in the amount of $95,000 for the Company’s acquisition of the audio messaging portfolio. Under the funding agreement, the third-party funder is entitled to a priority return of funds advanced from net proceeds, as defined, recovered until the funder has received $53,665. The Company did not make any payments with respect to this obligation in 2025 or 2024. The Company has no other obligation to the third-party and has no liability to the funder in the event that the Company does not generate sufficient net proceeds. Pursuant to ASC 470, the Company recorded this monetization obligation as debt and the difference between the purchase price and total obligation as a discount to the debt was fully expensed to interest in prior periods.